PROPERTY AND EQUIPMENT (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	$ 3,167	$ 4,032
Property, plant and equipment at end of period	10,834		$ 3,167
Carrying Value	10,834		3,167
Busesr Available For Lease [Member]
IfrsStatementLineItems [Line Items]
Carrying Value	3,276		2,133
Office equipment [member]
IfrsStatementLineItems [Line Items]
Carrying Value	1,573		527
Right Of Use Asset [member]
IfrsStatementLineItems [Line Items]
Carrying Value	116		279
Vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying Value	117		158
Land [member]
IfrsStatementLineItems [Line Items]
Carrying Value	1,760
Property Equipment [Member]
IfrsStatementLineItems [Line Items]
Carrying Value	3,992		70
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	4,729		4,654
Additions other than through business combinations, property, plant and equipment	10,340		425
Disposals, property, plant and equipment	(2,350)		(435)
Increase (decrease) through net exchange differences, property, plant and equipment	25		85
Property, plant and equipment at end of period	12,774		4,729
Gross carrying amount [member] | Busesr Available For Lease [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	2,924		3,214
Additions other than through business combinations, property, plant and equipment	3,522		88
Disposals, property, plant and equipment	(2,350)		(435)
Increase (decrease) through net exchange differences, property, plant and equipment	19		57
Property, plant and equipment at end of period	4,115		2,924
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	794		647
Additions other than through business combinations, property, plant and equipment	1,109		136
Disposals, property, plant and equipment
Increase (decrease) through net exchange differences, property, plant and equipment	3		11
Property, plant and equipment at end of period	1,906		794
Gross carrying amount [member] | Right Of Use Asset [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	591		517
Additions other than through business combinations, property, plant and equipment	27		63
Disposals, property, plant and equipment
Increase (decrease) through net exchange differences, property, plant and equipment	2		11
Property, plant and equipment at end of period	620		591
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	350		276
Additions other than through business combinations, property, plant and equipment			68
Disposals, property, plant and equipment
Increase (decrease) through net exchange differences, property, plant and equipment	1		6
Property, plant and equipment at end of period	351		350
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period
Additions other than through business combinations, property, plant and equipment	1,760
Disposals, property, plant and equipment
Increase (decrease) through net exchange differences, property, plant and equipment
Property, plant and equipment at end of period	1,760
Gross carrying amount [member] | Property Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	70
Additions other than through business combinations, property, plant and equipment	3,922		70
Disposals, property, plant and equipment
Increase (decrease) through net exchange differences, property, plant and equipment
Property, plant and equipment at end of period	3,992		70
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	1,562		1,165
Disposals, property, plant and equipment	(319)		(146)
Depreciation, property, plant and equipment	670		497
Increase (decrease) through net exchange differences, property, plant and equipment	(3)		46
Property, plant and equipment at end of period	1,910		1,562
Accumulated depreciation and amortisation [member] | Busesr Available For Lease [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	791		657
Disposals, property, plant and equipment	(319)		(146)
Depreciation, property, plant and equipment	369		257
Increase (decrease) through net exchange differences, property, plant and equipment	(2)		23
Property, plant and equipment at end of period	839		791
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	267		202
Disposals, property, plant and equipment
Depreciation, property, plant and equipment	66		58
Increase (decrease) through net exchange differences, property, plant and equipment			7
Property, plant and equipment at end of period	333		267
Accumulated depreciation and amortisation [member] | Right Of Use Asset [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	312		151
Disposals, property, plant and equipment
Depreciation, property, plant and equipment	193		150
Increase (decrease) through net exchange differences, property, plant and equipment	(1)		11
Property, plant and equipment at end of period	504		312
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	192		155
Disposals, property, plant and equipment
Depreciation, property, plant and equipment	42		32
Increase (decrease) through net exchange differences, property, plant and equipment			5
Property, plant and equipment at end of period	234		192
Accumulated depreciation and amortisation [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period
Disposals, property, plant and equipment
Depreciation, property, plant and equipment
Increase (decrease) through net exchange differences, property, plant and equipment
Property, plant and equipment at end of period
Accumulated depreciation and amortisation [member] | Property Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period
Disposals, property, plant and equipment
Depreciation, property, plant and equipment
Increase (decrease) through net exchange differences, property, plant and equipment
Property, plant and equipment at end of period